As filed with the Securities and Exchange Commission on February 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
December 31, 2005
(unaudited)

Shares		Value
	COMMON STOCKS - 19.9%
	BASIC MATERIALS - 16.6%
2,000,000	Alberta Star Development Corp. (a)	$1,066,713
1,000,000	Alberta Star Development Corp. (Acquired 9/20/05, Cost $333,753) (a)(b)(c)(d)	453,353
578,500	Altius Minerals Corp. (a)	2,129,967
900,000	Anatolia Minerals Development Ltd. (Acquired 12/15/04, Cost $1,275,345) (a)(b)(c)(d)	1,602,650
817,100	Aquiline Resources, Inc. (a)(e)	1,159,805
1,153,846	Aquiline Resources, Inc. (Acquired 9/03/03, Cost $640,387) (a)(b)(c)(d)(e)	1,637,787
156,250	Aquiline Resources, Inc. (Acquired 10/07/05, Cost $211,533) (a)(b)(c)(d)(e)	188,516
1,150,000	Bear Creek Mining Corporation (a)	4,313,304
40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953) (a)(b)(c)(d)	127,524
2,267,700	Capstone Gold Corp. (a)(e)	2,282,428
1,533,333	Capstone Gold Corp. (Acquired 1/26/04, Cost $877,085) (a)(b)(c)(d)(e)	1,080,304
1,411,765	Capstone Gold Corp. (Acquired 12/15/04, Cost $968,061) (a)(b)(c)(d)(e)	994,654
296,000	Capstone Gold Corp. (Acquired 12/21/05, Cost $239,621) (a)(b)(c)(d)(e)	208,546
608,000	Cardero Resource Corporation (a)	2,745,925
750,000	Cardero Resource Corporation (Acquired 12/15/03, Cost $921,600) (a)(b)(c)(d)	3,387,242
1,777,778	Cascadero Copper Corporation (a)(e)	259,987
543,000	Continental Minerals Corporation (a)	794,099
3,866,200	Crosshair Exploration & Mining Corp. (a)(e)	2,960,057
500,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $338,070) (a)(b)(c)(d)(e)	325,390
546,200	East Asia Minerals Corporation (a)	516,857
1,127,038	East Asia Minerals Corporation (Acquired 3/03/05, Cost $402,548) (a)(b)(c)(d)	1,066,490
300,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost $317,161) (a)(b)(c)(d)	241,301
179,700	Eldorado Gold Corporation (a)	879,602
33	Exploration Capital Partners, LP (Acquired 10/14/98, Cost $29,714) (b)(c)	4,943,271
550,000	First Majestic Resource Corp. (Acquired 5/07/04, Cost $607,338) (a)(b)(c)(d)	834,617
2,311,600	Fronteer Development Group Inc. (a)(e)	7,119,040
909,091	Fronteer Development Group Inc. (Acquired 3/30/04, Cost $762,155) (a)(b)(c)(d)(e)	2,799,730
400,000	Fronteer Development Group Inc. (Acquired 2/16/05, Cost $567,569) (a)(b)(c)(d)(e)	1,231,881
1,155,000	Gold Canyon Resources, Inc. (Acquired 8/26/04, Cost $484,003) (a)(b)(c)(d)	308,013
1,298,265	Golden Cycle Gold Corporation (a)(e)	3,959,708
2,643,513	Golden Phoenix Minerals, Inc. (Acquired 1/14/00, Cost $300,000) (a)(b)(c)	338,370
1,300,000	International KRL Resources Corp. (a)	290,765
80,000	Laramide Resources Ltd. (Acquired 9/29/05, Cost $170,511) (a)(b)(c)(d)	321,734
43,000	Nevsun Resources Ltd. (a)	77,681
222,500	Niblack Mining Corp. (Acquired 3/30/04, Cost $0) (a)(b)(c)(d)	67,471
600,000	North American Tungsten Corporation Ltd. (a)	732,935
423,700	Northern Lion Gold Corp. (a)(e)	87,477
2,400,000	Northern Lion Gold Corp. (Acquired 4/28/03 & 5/03/04, Cost $546,512) (a)(b)(c)(d)(e)	346,854
3,235,000	Pershing Resources Corporation Inc. (a)(e)	64,700
1,821,403	Rimfire Minerals Corporation (a)(e)	1,801,895
2,842,300	Sabina Silver Corporation (a)(e)	2,396,192
750,000	Sabina Silver Corporation (Acquired 11/05/03, Cost $283,050) (a)(b)(c)(d)(e)	505,828
891,000	Santoy Resources Ltd. (a)	375,577
35,000	Southwestern Resources Corp. (a)(f)	406,770
1,372,767	Sunridge Gold Corp. (a)(e)	1,594,250
500,000	Sunridge Gold Corp. (Acquired 9/29/05, Cost $273,743) (a)(b)(c)(d)(e)	493,570
896,000	Tournigan Gold Corporation (a)	716,831
527,900	Trade Winds Ventures Inc. (a)(e)	208,898
1,825,000	Trade Winds Ventures Inc. (Acquired 6/29/04, Cost $1,001,743) (a)(b)(c)(d)(e)	577,745
800,000	Trade Winds Ventures Inc. (Acquired 11/30/04, Cost $847,500) (a)(b)(c)(d)(e)	253,258
992,600	Viceroy Exploration Ltd. (a)	4,354,820
303,030	Viceroy Exploration Ltd. (Acquired 12/01/04, Cost $561,545) (a)(b)(c)(d)	1,329,479
666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,532) (a)(b)(c)(d)	372,776
		69,334,637
	CONSTRUCTION & ENGINEERING - 0.6%
80,000	The Shaw Group Inc. (a)(f)	2,327,200

	HEALTH CARE - 1.2%
1,030,000	ADVENTRX Pharmaceuticals Inc. (a)	3,378,400
140,000	Genitope Corporation (a)	1,113,000
250,000	Pro Pharmaceuticals, Inc. (a)	762,500
		5,253,900
	HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
435,367	Cardima, Inc. (a)	19,592

	HOTELS RESTAURANTS & LEISURE - 0.0%
6	Restaurant Brands New Zealand Limited	5

	METALS & MINING - 1.1%
150,000	Bema Gold Corporation (a)(f)	436,500
600,000	Dynasty Metals & Mining Inc. (a)	1,176,825
857,143	Franklin Lake Resources Inc. (a)(e)	154,286
1,300,000	Gateway Gold Corp. (a)(e)	883,479
300,000	Golden Star Resources Ltd. (a)(f)	792,000
182,600	Kenrich-Eskay Mining Corp. (a)	186,928
200,000	SXR Uranium One, Inc. (a)	1,018,538
		4,648,556
	POLLUTION CONTROL - 0.3%
3,141,045	KleenAir Systems, Inc. (a)(e)	125,642
566,300	Sonic Environmental Solutions Inc. (a)(e)	613,823
750,000	Sonic Environmental Solutions Inc. (Acquired 9/20/05, Cost $1,267,329) (a)(b)(c)(d)(e)	690,997
		1,430,462
	SATELLITE - 0.1%
96,315	Globalstar LLC Base Creditor Membership Interests
	(Acquired 12/21/04, Cost $359,097) (a)(b)(c)(d)	404,552
11,462	Globalstar LLC Release-Based Membership Interests
	(Acquired 12/21/04, Cost $42,736) (a)(b)(c)(d)	48,144
		452,696
	TECHNOLOGY - 0.0%
12,604,200	Aura Systems, Inc. (a)	27,729
	TOTAL COMMON STOCKS (Cost $58,578,255)	83,494,777

	PREFERRED STOCKS - 0.0%
285,300	Aura Systems, Inc. (Acquired 3/31/03 & 4/01/03, Cost $2,425,000) (a)(b)(c)(d)	10,157
127,000	Aura Systems, Inc. (Acquired 8/26/04, Cost $520,625) (a)(b)(c)(d)	95,250
	TOTAL PREFERRED STOCKS (Cost $2,945,625)	105,407

Principal
Amount
	U.S. TREASURY OBLIGATIONS - 76.4%
	U.S. Treasury Notes:
4,000,000	1.875%, 01/31/2006	3,993,752
18,300,000	2.250%, 04/30/2006 (g)	18,180,629
18,600,000	2.500%, 05/31/2006 (g)	18,463,402
37,700,000	2.750%, 06/30/2006 (h)	37,406,958
58,000,000	2.750%, 07/31/2006 (g)	57,453,988
3,500,000	2.375%, 08/15/2006 (g)	3,456,932
74,900,000	2.375%, 08/31/2006 (g)	73,905,253
9,700,000	2.500%, 09/30/2006	9,563,211
25,605,000	2.500%, 10/31/2006 (h)	25,209,915
73,500,000	2.875%, 11/30/2006 (h)	72,480,775
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $321,136,270)	320,114,815

	WARRANTS - 0.9%
	ADVENTRX Pharmaceuticals Inc.
375,000	Expiration: February 2006, Exercise Price: $0.60
	(Acquired 2/07/03, Cost $3,750) (b)(c)(d)	905,400
	Alberta Star Development Corp.
500,000	Expiration: September 2007, Exercise Price: $0.65 CAD
	(Acquired 9/20/05, Cost $5,000) (b)(c)(d)	126,457
	Anatolia Minerals Development Ltd.
450,000	Expiration: December 2006, Exercise Price: $2.50 CAD
	(Acquired 12/15/04, Cost $4,500) (b)(c)(d)	167,659
	Aquiline Resources, Inc.
78,125	Expiration: October 2006, Exercise Price: $2.00 CAD
	(Acquired 10/07/05, Cost $781) (b)(c)(d)	17,689
	Aura Systems, Inc.
7,937,500	Expiration: August 2011, Exercise Price: $0.02
	(Acquired 8/19/04, Cost $79,375) (b)(c)(d)	1,587
	Bear Creek Mining Corporation
20,000	Expiration: August 2007, Exercise Price: $4.25 CAD
	(Acquired 8/30/05, Cost $200) (b)(c)(d)	40,750
	Capstone Gold Corp.
766,666	Expiration: May 2006, Exercise Price: $1.25 CAD
	(Acquired 1/26/04, Cost $7,667) (b)(c)(d)	30,206
705,883	Expiration: December 2007, Exercise Price: $1.25 CAD
	(Acquired 12/15/04, Cost $7,059) (b)(c)(d)	202,453
296,000	Expiration: December 2008, Exercise Price: $1.40 CAD
	(Acquired 12/21/05, Cost $2,960) (b)(c)(d)	83,953
	Cardima, Inc.
312,499	Expiration: August 2006, Exercise Price: $0.90
	(Acquired 8/05/02, Cost $3,125) (b)(c)(d)	0
	Cascadero Copper Corporation
888,889	Expiration: December 2006, Exercise Price: $0.65 CAD
	(Acquired 12/21/04, Cost $8,889) (b)(c)(d)	0
	Crosshair Exploration & Mining Corp. (b)(c)(d)
250,000	Expiration: November 2007, Exercise Price: $1.25 CAD
	(Acquired 11/04/05, Cost $2,500) (b)(c)(d)	68,670
	East Asia Minerals Corporation
563,519	Expiration: March 2006 - 2007, Exercise Price: $0.75 - $1.00 CAD
	(Acquired 3/03/05, Cost $5,635) (b)(c)(d)	168,893
150,000	Expiration: October 2007, Exercise Price: $1.75 CAD
	(Acquired 10/27/05, Cost $1,500) (b)(c)(d)	48,867
	First Majestic Resource Corp.
275,000	Expiration: May 2006, Exercise Price: $2.05 CAD
	(Acquired 5/07/04, Cost $2,750) (b)(c)(d)	100,968
	Fronteer Development Group Inc.
454,545	Expiration: March 2006, Exercise Price: $1.65 CAD
	(Acquired 3/30/04, Cost $4,546) (b)(c)(d)	749,592
200,000	Expiration: February 2007, Exercise Price: $2.75 CAD
	(Acquired 2/16/05, Cost $2,000) (b)(c)(d)	260,364
	Gold Canyon Resources, Inc.
577,500	Expiration: February 2006, Exercise Price: $0.75 CAD
	(Acquired 8/26/04, Cost $5,775) (b)(c)(d)	1,192
	Golden Phoenix Minerals, Inc.
320,000	Expiration: February 2006, Exercise Price: $0.25
	(Acquired 3/19/03, Cost $0) (b)(c)(d)	640
	Laramide Resources Ltd.
40,000	Expiration: September 2007, Exercise Price: $3.25 CAD
	(Acquired 9/29/05, Cost $400) (b)(c)(d)	97,043
	Metalline Mining Co. Inc.
125,000	Expiration: June 2006, Exercise Price: $5.00
	(Acquired 6/29/01, Cost $1,250) (b)(c)(d)	5,237
22,220	Expiration: October 2007, Exercise Price: $5.00
	(Acquired 10/08/02, Cost $222) (b)(c)(d)	4
	Palladon Ventures Ltd.
904,761	Expiration: February 2006, Exercise Price: $0.80 CAD
	(Acquired 2/27/04, Cost $9,048) (b)(c)(d)	0
	Sonic Environmental Solutions Inc.
375,000	Expiration: September 2007, Exercise Price: $2.75 CAD
	(Acquired 9/20/05, Cost $3,750) (b)(c)(d)	52,583
	Sunridge Gold Corp.
250,000	Expiration: September 2007, Exercise Price: $0.90 CAD
	(Acquired 9/29/05, Cost $2,500) (b)(c)(d)	142,630
	Trade Winds Ventures Inc.
1,825,000	Expiration: June 2006, Exercise Price: $1.15 CAD
	(Acquired 6/29/04, Cost $18,250) (b)(c)(d)	10,676
400,000	Expiration: November 2006, Exercise Price: $1.75 CAD
	(Acquired 11/30/04, Cost $4,000) (b)(c)(d)	2,959
	Viceroy Exploration Ltd.
151,515	Expiration: December 2006, Exercise Price: $2.75 CAD
	(Acquired 12/01/04, Cost $1,515) (b)(c)(d)	299,120
	YGC Resources Ltd.
333,334	Expiration: April 2007, Exercise Price: $1.00 CAD
	(Acquired 4/13/05, Cost $3,333) (b)(c)(d)	8,487
	TOTAL WARRANTS (Cost $192,280)	3,594,079

Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.6%
	Abercrombie & Fitch Co.
200	Expiration: January 2006, Exercise Price: $55.00	3,000
	AMBAC Financial Group, Inc.
200	Expiration: January 2006, Exercise Price: $65.00	1,000
	Analog Devices, Inc.
400	Expiration: January 2006, Exercise Price: $35.00	19,000
	Andrew Corporation
800	Expiration: January 2006, Exercise Price: $12.50	142,000
	Apple Computer, Inc.
300	Expiration: January 2006, Exercise Price: $32.50	750
	AutoNation, Inc.
200	Expiration: January 2006, Exercise Price: $22.50	17,500
	Bank of America Corporation
1,300	Expiration: January 2006, Exercise Price: $42.50	3,250
300	Expiration: February 2006, Exercise Price: $42.50	3,750
	The Bank of New York Company, Inc.
300	Expiration: April 2006, Exercise Price: $30.00	21,000
	BB&T Corporation
200	Expiration: March 2006, Exercise Price: $40.00	13,500
	The Bear Stearns Companies Inc.
100	Expiration: January 2006, Exercise Price: $90.00	500
500	Expiration: January 2006, Exercise Price: $95.00	3,750
300	Expiration: April 2006, Exercise Price: $95.00	18,000
	Best Buy Co., Inc.
200	Expiration: January 2006, Exercise Price: $45.00	42,000
	Brinker International, Inc.
100	Expiration: January 2006, Exercise Price: $40.00	17,000
	Capital One Financial Corporation
100	Expiration: January 2006, Exercise Price: $75.00	750
	Carnival Corporation
400	Expiration: April 2006, Exercise Price: $47.50	32,000
	CBOE Internet Index
400	Expiration: June 2006, Exercise Price: $190.00	132,000
	CBRL Group, Inc.
200	Expiration: March 2006, Exercise Price: $35.00	28,000
	Citigroup Inc.
200	Expiration: January 2006, Exercise Price: $42.50	500
200	Expiration: January 2006, Exercise Price: $45.00	2,000
600	Expiration: March 2006, Exercise Price: $42.50	10,500
	CompuCredit Corporation
15	Expiration: January 2006, Exercise Price: $40.00	3,075
	Constellation Brands, Inc.
100	Expiration: April 2006, Exercise Price: $22.50	4,250
	Cummins, Inc.
150	Expiration: March 2006, Exercise Price: $75.00	7,500
200	Expiration: March 2006, Exercise Price: $80.00	23,500
	D.R. Horton, Inc.
200	Expiration: February 2006, Exercise Price: $35.00	34,000
	Deutsche Bank AG
100	Expiration: January 2006, Exercise Price: $80.00	750
100	Expiration: January 2006, Exercise Price: $85.00	750
	Energizer Holdings, Inc.
250	Expiration: May 2006, Exercise Price: $45.00	33,125
	Ethan Allen Interiors, Inc.
100	Expiration: February 2006, Exercise Price: $35.00	9,500
200	Expiration: May 2006, Exercise Price: $35.00	36,500
	Family Dollar Stores, Inc.
100	Expiration: January 2006, Exercise Price: $22.50	750
300	Expiration: April 2006, Exercise Price: $22.50	19,500
	Financial Select Sector SPDR Fund
1,000	Expiration: January 2006, Exercise Price: $28.00	2,500
	Freddie Mac
200	Expiration: April 2006, Exercise Price: $55.00	10,000
	Freescale Semiconductor Inc.
600	Expiration: March 2006, Exercise Price: $22.50	48,000
	Furniture Brands International, Inc.
150	Expiration: April 2006, Exercise Price: $17.50	7,125
200	Expiration: July 2006, Exercise Price: $22.50	36,500
	Garmin Ltd.
400	Expiration: April 2006, Exercise Price: $55.00	79,000
	Golden West Financial Corporation
200	Expiration: January 2006, Exercise Price: $60.00	3,500
100	Expiration: February 2006, Exercise Price: $60.00	7,000
	The Goldman Sachs Group, Inc.
500	Expiration: January 2006, Exercise Price: $100.00	2,500
200	Expiration: January 2006, Exercise Price: $105.00	1,500
100	Expiration: January 2006, Exercise Price: $110.00	250
100	Expiration: January 2006, Exercise Price: $115.00	1,000
200	Expiration: April 2006, Exercise Price: $100.00	8,500
	Hewlett-Packard Company
400	Expiration: February 2006, Exercise Price: $27.50	30,000
	Intuit Inc.
300	Expiration: April 2006, Exercise Price: $50.00	43,500
	JPMorgan Chase & Co.
300	Expiration: January 2006, Exercise Price: $35.00	1,500
	Kohl's Corporation
400	Expiration: January 2006, Exercise Price: $50.00	82,000
	K-Swiss Inc.
50	Expiration: January 2006, Exercise Price: $30.00	1,375
	Lehman Brothers Holdings Inc.
400	Expiration: January 2006, Exercise Price: $100.00	2,000
100	Expiration: January 2006, Exercise Price: $105.00	250
300	Expiration: January 2006, Exercise Price: $95.00	750
200	Expiration: April 2006, Exercise Price: $95.00	7,000
	Marvell Technology Group Ltd.
400	Expiration: January 2006, Exercise Price: $42.50	2,000
	Mercury Interactive Corporation
900	Expiration: April 2006, Exercise Price: $22.50	92,250
	Merrill Lynch & Co., Inc.
800	Expiration: January 2006, Exercise Price: $55.00	2,000
500	Expiration: January 2006, Exercise Price: $60.00	2,500
	MGI Pharma, Inc.
600	Expiration: April 2006, Exercise Price: $17.50	133,500
	Midway Games Inc.
700	Expiration: May 2006, Exercise Price: $20.00	241,500
400	Expiration: May 2006, Exercise Price: $17.50	83,000
	Moody's Corporation
500	Expiration: January 2006, Exercise Price: $47.50	2,500
	Morgan Stanley
400	Expiration: January 2006, Exercise Price: $50.00	2,000
	Morgan Stanley Retail Index
200	Expiration: January 2006, Exercise Price: $155.00	16,500
	Newell Rubbermaid Inc.
300	Expiration: January 2006, Exercise Price: $22.50	2,250
	North Fork Bancorporation, Inc.
200	Expiration: May 2006, Exercise Price: $25.00	10,500
	Office Depot, Inc.
400	Expiration: January 2006, Exercise Price: $25.00	1,000
400	Expiration: April 2006, Exercise Price: $25.00	10,000
	Paccar, Inc.
150	Expiration: May 2006, Exercise Price: $60.00	16,500
200	Expiration: May 2006, Exercise Price: $65.00	46,000
	Pacific Sunwear of California, Inc.
400	Expiration: March 2006, Exercise Price: $25.00	70,000
	Patterson Companies, Inc.
200	Expiration: April 2006, Exercise Price: $40.00	132,000
	The Philadelphia Semiconductor Index
200	Expiration: January 2006, Exercise Price: $425.00	4,500
	The PHLX Housing Sector Index
50	Expiration: March 2006, Exercise Price: $500.00	91,250
	Radian Group Inc.
200	Expiration: January 2006, Exercise Price: $50.00	2,000
100	Expiration: February 2006, Exercise Price: $50.00	3,000
	ResMed Inc.
350	Expiration: April 2006, Exercise Price: $37.50	80,500
	Ruby Tuesday, Inc.
200	Expiration: April 2006, Exercise Price: $25.00	25,500
	The Russell 2000 Index
200	Expiration: January 2006, Exercise Price: $630.00	23,500
200	Expiration: March 2006, Exercise Price: $650.00	282,000
	The Ryland Group, Inc.
100	Expiration: February 2006, Exercise Price: $70.00	28,750
	Scientific-Atlanta, Inc.
600	Expiration: January 2006, Exercise Price: $25.00	1,500
	The Sports Authority Inc.
200	Expiration: January 2006, Exercise Price: $30.00	12,000
	SUPERVALU INC.
200	Expiration: January 2006, Exercise Price: $30.00	4,000
200	Expiration: April 2006, Exercise Price: $30.00	15,500
	Telefonaktiebolaget LM Ericsson
500	Expiration: January 2006, Exercise Price: $32.50	10,000
	Tiffany & Co.
300	Expiration: January 2006, Exercise Price: $90.00	5,250
	Tyco International Ltd.
1,000	Expiration: January 2006, Exercise Price: $17.50	2,500
	Wal-Mart Stores, Inc.
300	Expiration: January 2006, Exercise Price: $45.00	4,500
200	Expiration: March 2006, Exercise Price: $47.50	37,000
	Wells Fargo & Company
1,000	Expiration: January 2006, Exercise Price: $60.00	17,500
	Whirlpool Corporation
200	Expiration: January 2006, Exercise Price: $65.00	1,500
150	Expiration: March 2006, Exercise Price: $70.00	8,250
100	Expiration: March 2006, Exercise Price: $75.00	12,750
	TOTAL PURCHASED PUT OPTIONS (Cost $7,229,073)	2,599,950
Shares
	SHORT TERM INVESTMENTS - 0.1%
	Mutual Funds - 0.1%
469,145	Federated Cash Trust Money Market	469,145
	TOTAL SHORT TERM INVESTMENTS (Cost $469,145)	469,145

	Total Investments (Cost $390,550,648) (i) - 97.9%	410,378,173
	Other Assets in Excess of Liabilities - 2.1%	8,586,698
	TOTAL NET ASSETS - 100.0%	$418,964,871

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	Shares are held to cover all or a portion of a corresponding short position.
(g)	All or a portion of the securities have been committed as collateral for open short positions.
(h)	All or a portion of the securities have been committed as collateral for futures contracts.
(i)	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:
	Cost of investments	$396,357,496
	Gross unrealized appreciation	34,611,131
	Gross unrealized depreciation	(20,590,454)
	Net unrealized appreciation	$14,020,677

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

CAD	Canadian Dollars

Prudent Bear Fund
Schedule of Securities Sold Short
December 31, 2005
(unaudited)

Shares		Value
20,000	4Kids Entertainment, Inc.	$313,800
47,000	Aeropostale, Inc.	1,236,100
15,000	Agnico-Eagle Mines Limited	296,400
5,000	AMBAC Financial Group, Inc.	385,300
47,973	Andrew Corporation	514,750
29,000	Bank of America Corporation	1,338,350
30,000	Bed Bath & Beyond, Inc.	1,084,500
300,000	Bema Gold Corporation	873,000
28,000	Best Buy Co., Inc.	1,217,440
145,000	Bristol-Myers Squibb Company	3,332,100
9,000	Brunswick Corporation	365,940
60,000	CBRL Group, Inc.	2,109,000
75,000	CEC Entertainment Inc.	2,553,000
28,000	CenturyTel, Inc.	928,480
146,000	Cisco Systems, Inc.	2,499,520
28,000	Citigroup Inc.	1,358,840
65,000	Constellation Brands, Inc. - Class A	1,704,950
70,000	Consumer Staples Select Sector SPDR Fund	1,630,300
15,000	Corning Incorporated	294,900
23,000	Cummins, Inc.	2,063,790
14,000	Cypress Semiconductor Corp.	199,500
30,000	D.R. Horton, Inc.	1,071,900
56,000	Dell Inc.	1,679,440
250,000	DIAMONDS Trust Series I	26,737,500
50,000	Dow Jones & Co, Inc.	1,774,500
64,000	Eastman Kodak Company	1,497,600
38,000	EchoStar Communications Corp.	1,032,460
200,000	Eldorado Gold Corporation	980,000
18,000	Electronic Arts, Inc.	941,580
66,000	Eli Lilly & Company	3,734,940
26,000	EMC Corporation	354,120
65,000	Energizer Holdings, Inc.	3,236,350
35,000	Ethan Allen Interiors, Inc.	1,278,550
27,000	Fannie Mae	1,317,870
127,000	Financial Select Sector SPDR Fund	4,022,090
13,000	First Horizon National Corporation	499,720
335,000	Ford Motor Company	2,586,200
10,000	Freddie Mac	653,500
47,000	Furniture Brands International, Inc.	1,049,510
110,000	General Motors Corporation	2,136,200
300,000	Golden Star Resources Ltd.	792,000
2,000	Golden West Financial	132,000
12,000	Hovnanian Enterprises, Inc.	595,680
21,000	iShares Lehman 20+ Year Treasury Bond Fund	1,927,380
30,000	iShares Russell 2000 Growth Index Fund	2,089,800
225,000	Ivanhoe Mines Ltd.	1,617,750
29,000	JPMorgan Chase & Co.	1,151,010
14,000	Juniper Networks, Inc.	312,200
15,500	Kimberly-Clark Corporation	924,575
41,000	Kohl's Corporation	1,992,600
18,000	Lennar Corporation	1,098,360
16,000	M.D.C. Holdings, Inc.	991,680
45,000	Marine Products Corp.	472,050
210,000	Mattel, Inc.	3,322,200
11,000	MBIA Inc.	661,760
39,000	Mercury Interactive Corporation	1,083,810
120,000	MGI Pharma, Inc.	2,059,200
10,000	MGIC Investment Corporation	658,200
55,000	Microsoft Corp.	1,438,250
70,000	Navistar International Corporation	2,003,400
35,000	Office Depot, Inc.	1,099,000
58,000	Outback Steakhouse, Inc.	2,413,380
23,000	Paccar, Inc.	1,592,290
72,000	Pacific Sunwear of California, Inc.	1,794,240
78,000	Patterson Companies, Inc.	2,605,200
30,000	PETsMART, Inc.	769,800
93,000	Plantronics, Inc.	2,631,900
110,000	Rent-A-Center, Inc.	2,074,600
14,000	The Ryland Group, Inc.	1,009,820
80,000	The Shaw Group Inc.	2,327,200
35,000	Southwestern Resources Corp.	406,770
235,000	SPDR Trust Series 1	29,259,850
20,000	The Sports Authority Inc.	622,600
82,000	SUPERVALU INC.	2,663,360
10,000	Technology Select SPDR Fund	209,000
29,000	Telefonaktiebolaget LM Ericsson - ADR	997,600
30,000	Toll Brothers, Inc.	1,039,200
125,000	Verizon Communications Inc.	3,765,000
53,000	Wal-Mart Stores, Inc.	2,480,400
103,000	WebEx Communications, Inc.	2,227,890
18,000	Wells Fargo & Company	1,130,940
23,000	Whirlpool Corporation	1,926,480
5,000	Zimmer Holdings, Inc.	337,200
	TOTAL SECURITIES SOLD SHORT (Proceeds $159,218,857)	$173,591,615

ADR	American Depository Receipt

Prudent Global Income Fund
Schedule of Investments
December 31, 2005
(unaudited)

Shares			Value
		COMMON STOCKS - 9.9%
		CANADA - 7.0%
380,187		Agnico-Eagle Mines Limited	$7,528,835
871,100		BacTech Mining Corporation (a)	44,962
445,000		Central Fund of Canada Limited - Class A	3,030,450
1,155,353		First Majestic Resource Corp. (Acquired 5/07/04, Cost $1,275,799) (a)(b)(c)(d)	1,753,230
600,000		Gateway Gold Corp. (a)	407,759
200,000		Goldcorp, Inc.	4,456,106
220,000		Goldcorp, Inc.	4,901,600
			22,122,942
		SOUTH AFRICA - 1.3%
85,000		AngloGold Ashanti Limited - ADR	4,193,050

		UNITED STATES - 1.6%
30,000		Newmont Mining Corp.	1,602,000
100,000		Royal Gold, Inc.	3,473,000
			5,075,000
		TOTAL COMMON STOCKS (Cost $20,798,312)	31,390,992

		PREFERRED STOCKS - 0.2%
109,900		Freeport-McMoRan Copper & Gold, Inc.	494,550
		TOTAL PREFERRED STOCKS (Cost $873,705)	494,550

Principal
Amount
		CONVERTIBLE BONDS - 0.3%
		BacTech Mining Corporation
3,000,000	CAD	10.000%, 03/15/2009 (Acquired 3/15/04, Cost $2,230,050)(a)(b)(c)(d)	1,032,302
		TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,032,302

		CORPORATE BONDS - 2.6%
		UBS Gold Bullion Notes
$7,000,000		0.000%, 08/29/2008 (a)(e)	8,277,500
		TOTAL CORPORATE BONDS (Cost $7,000,000)	8,277,500

		FOREIGN TREASURY OBLIGATIONS - 69.6%
		AUSTRALIA - 3.9%
		Australian Government Bond
4,000,000	AUD	10.000%, 02/15/2006	2,946,318
12,700,000	AUD	6.750%, 11/15/2006	9,413,336
			12,359,654
		AUSTRIA - 6.4%
		Austrian Government Bond
26,825,000	CHF	3.250%, 01/27/2006	20,443,628
		CANADA - 6.3%
		Canadian Treasury Bill
23,650,000	CAD	0.000%, 04/20/2006	20,135,001
		DENMARK - 3.0%
		Kingdom of Denmark Bonds
47,700,000	DKK	8.000%, 03/15/2006	7,643,255
11,370,000	DKK	3.000%, 11/15/2006	1,806,901
			9,450,156
		FINLAND - 1.3%
		Finnish Government Bond
3,418,000	EUR	2.750%, 07/04/2006	4,050,755
		FRANCE - 3.1%
		French Discount Treasury Bill
8,350,000	EUR	0.000%, 05/11/2006	9,800,502
		GERMANY - 3.4%
		German Treasury Bill
9,000,000	EUR	0.000%, 01/18/2006	10,645,992
		HONG KONG - 8.1%
		Hong Kong Government Bond
198,000,000	HKD	5.200%, 03/20/2006	25,614,067
		ICELAND - 4.5%
		Nordic Treasury Bill
989,000,000	ISK	0.000%, 02/09/2007	14,213,005
		ITALY - 1.1%
		Republic of Italy Bond
400,000,000	JPY	0.375%, 10/10/2006	3,399,998
		NEW ZEALAND - 3.6%
		New Zealand Government Bond
16,650,000	NZD	6.500%, 02/15/2006	11,362,009
		NORWAY - 3.9%
		Norwegian Government Bond
81,059,000	NOK	6.750%, 01/15/2007	12,483,444
		SINGAPORE - 4.7%
		Singapore Government Bond
25,055,000	SGD	1.000%, 02/01/2006	15,048,356
		SPAIN - 3.2%
		Spanish Government Bond
8,517,000	EUR	3.200%, 01/31/2006	10,090,326
		SWEDEN - 3.2%
		Swedish Government Bond
79,920,000	SEK	3.500%, 04/20/2006	10,107,071
		SWITZERLAND - 7.5%
		Swiss Government Bond
31,059,000	CHF	4.500%, 04/08/2006	23,850,183
		UNITED KINGDOM - 2.4%
		United Kingdom Treasury Bond
4,500,000	GBP	0.000%, 04/10/2006	7,658,586
		TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $230,351,057)	220,712,733

		U.S. TREASURY OBLIGATIONS - 14.5%
		U.S. Treasury Notes:
$9,300,000		2.750%, 06/30/2006	9,227,711
6,900,000		7.000%, 07/15/2006	6,991,370
6,000,000		2.750%, 07/31/2006	5,943,516
24,200,000		2.875%, 11/30/2006	23,864,419
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,150,172)	46,027,016
Shares
		WARRANTS - 0.1%
		BacTech Mining Corporation
2,000,000		Expiration: March 2006, Exercise Price: $1.00 CAD
		(Acquired 3/15/04, Cost $20,000)(b)(c)(d)	0
		First Majestic Resource Corp.
687,500		Expiration: May 2006, Exercise Price: $2.05 CAD
		(Acquired 5/07/04, Cost $6,875)(b)(c)(d)	252,420
		TOTAL WARRANTS (Cost $26,875)	252,420

		SHORT TERM INVESTMENTS - 0.3%
		Mutual Funds
919,578		Federated Cash Trust Money Market	919,578
		TOTAL SHORT TERM INVESTMENTS (Cost $919,578)	919,578

		Total Investments (Cost $308,349,749) (f) - 97.5%	309,107,091

		Other Assets in Excess of Liabilities - 2.5%	8,045,799

		TOTAL NET ASSETS - 100.0%	$317,152,890

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:
	Cost of investments	$308,966,211
	Gross unrealized appreciation	13,863,421
	Gross unrealized depreciation	(13,722,541)
	Net unrealized appreciation	$140,880

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

ADR	American Depository Receipt
AUD	Australian Dollars
GBP	British Pounds
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
ISK	Iceland Kroner
JPY	Japanese Yen
NOK	Norwegian Kroner
NZD	New Zealand Dollars
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudent Bear Funds, Inc.

By (Signature and Title) /s/ David W. Tice
David W. Tice, President

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David W. Tice
David W. Tice, President

Date February 27, 2006

By (Signature and Title) /s/ David W. Tice
David W. Tice, Treasurer

Date February 27, 2006

* Print the name and title of each signing officer under his or her signature.